Related Party Transactions (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	6 Months Ended
	Aug. 25, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 24, 2011	Sep. 30, 2013	Jun. 30, 2014
Related Party Transaction [Line Items]
Additional payment to Genovese		$ 13,500		$ 37,100
Deposit		63,800	50,300	50,300
Related party transaction, Description	(1) The Company is not required to make installment payments to the CEO; (2) the Company shall not be obligated to purchase the Conic shares from the CEO until (a) it has received financing in the collective minimum amount of $1,500,000 or it has accumulated through organic operations an equivalent amount readily available in cash; and (b) it is more probable than not that the Company will not operate at a loss during the fiscal quarter following the purchase of the Conic shares; (3) when the Company is able to purchase the Conic shares, it will purchase all of such Conic shares at the same time and not in increments; (4) the ten-year payout which was previously agreed to as an oral modification to the agreement was voided; (5) the Company's previous payments to the CEO with respect to the Conic shares shall be treated as a deposit towards the purchase price of the Conic shares, and in the event that the Company has not purchased the Conic shares by the fourth quarter of fiscal year 2015, the CEO shall return the deposit to the Company; and (6) the Company shall have the right to terminate the agreement on or before the last business day of the fourth quarter of fiscal year 2015. In such event, the CEO shall return the deposit to the Company and neither party shall have any remaining obligations to the other party.
CEO [Member]
Related Party Transaction [Line Items]
Consideration amount					1,200,000
Purchase price increases rate					4.875%
Conic Systems Inc [Member]
Related Party Transaction [Line Items]
Recognize revenues		11,746	23,496	41,281		18,883
Accounts receivable		4,346	2,130	0		12,113
Outstanding payable		83,119	62,573	78,834
Conic Systems Inc [Member] | Rent Option [Member]
Related Party Transaction [Line Items]
Monthly fee		7,528	25,000
Conic Systems Inc [Member] | Rent Option One [Member]
Related Party Transaction [Line Items]
Monthly fee		67,752
Mr. Genovese [Member]
Related Party Transaction [Line Items]
Additional payment to Genovese							13,500
Deposit		$ 63,800	$ 50,300
Mr. Genovese [Member] | Purchase Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction, Description					It anticipated having additional funding available in July 2014 to make payments under the ten-year payout agreed to by the Company and Mr. Genovese (this ten-year payout was subsequently voided in a side letter agreement as noted below). However, the additional funding was not available in July 2014 as expected. The Company does not intend to, nor is the Company required to, make any additional payments to Mr. Genovese under the Purchase Agreement.